Note 11 - Supplemental Balance Sheet Information - Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Compensation related	$ 320	$ 226
Professional services	267
Other taxes related	836	798
Others	128	65
Total	$ 1,551	$ 1,089